Supplement to the currently effective Statement of Additional Information, dated July 31, 2002, for Scudder Government Cash Institutional Shares and Scudder Government Cash Managed Shares, each a class of Investor Cash Trust -- Government Securities Portfolio

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The following bank account numbers are to be used in connection with wire transactions for each class noted below of Investors Cash Trust -- Government Securities Portfolio:

Government Securities Portfolio

Scudder Government Cash Institutional Shares 144: 98-0120-032-1

Scudder Government Cash Managed Shares 244: 98-0120-032-1








December 5, 2002